Income Tax - Losses and credits available for offsetting future profit and taxes (Details) $ in Thousands	Jun. 30, 2020 USD ($)
State | June 30, 2024 - June 30, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	$ 774,308
Net operating loss, amount recognized	422
Research and development carryforward | United States | June 30, 2030 - June 30, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	49,848
Tax credits, amounts recognized	468
Research and development carryforward | California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	20,621
Tax credits, amounts recognized	175
Research and development carryforward | Texas | June 30, 2036 - June 30, 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	2,923
Tax credits, amounts recognized	2,923
Capital loss carryforward | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	4,637
Tax credits, amounts recognized	0
Enterprise zone credits carryforward | State | June 30, 2020 - June 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	436
Tax credits, amounts recognized	4
Pre-2017 U.S. Tax Reform | United States | June 30, 2031 - December 30, 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	126,612
Net operating loss, amount recognized	384
Post-2017 U.S. Tax Reform | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	2,598,427
Net operating loss, amount recognized	$ 5,122